Eaton Vance
Worldwide Health Sciences Fund
May 31, 2023
Portfolio of Investments (Unaudited)

Common Stocks — 96.7%
Security	Shares	Value
Biotechnology — 12.4%
AbbVie, Inc.	354,650	$ 48,927,514
Abcam PLC, ADR(1)	371,519	6,000,032
argenx SE ADR(1)	22,042	8,567,725
CSL, Ltd.	101,354	20,185,286
Gilead Sciences, Inc.	80,406	6,186,438
Neurocrine Biosciences, Inc.(1)	170,963	15,306,317
Travere Therapeutics, Inc.(1)	121,514	2,173,885
Vertex Pharmaceuticals, Inc.(1)	51,891	16,790,371
		$ 124,137,568
Health Care Distributors — 0.8%
Amplifon SpA	246,194	$ 8,539,716
		$ 8,539,716
Health Care Equipment — 14.2%
Boston Scientific Corp.(1)	540,877	$ 27,844,348
Envista Holdings Corp.(1)	206,075	6,571,732
Intuitive Surgical, Inc.(1)	121,108	37,281,887
Straumann Holding AG	67,288	9,885,867
Stryker Corp.	101,737	28,036,682
Teleflex, Inc.	48,100	11,291,475
Zimmer Biomet Holdings, Inc.	165,049	21,017,340
		$ 141,929,331
Health Care Services — 1.9%
Agiliti, Inc.(1)	702,673	$ 11,502,757
R1 RCM, Inc.(1)	444,015	7,215,244
		$ 18,718,001
Health Care Supplies — 4.5%
Alcon, Inc.	223,253	$ 17,375,028
Asahi Intecc Co., Ltd.	255,800	4,874,410
Cooper Cos., Inc. (The)	41,324	15,353,106
Neogen Corp.(1)	420,833	7,360,369
		$ 44,962,913
Health Care Technology — 1.2%
JMDC, Inc.	173,100	$ 7,072,027
M3, Inc.	226,300	5,022,984
		$ 12,095,011
Security	Shares	Value
Life Sciences Tools & Services — 10.6%
Danaher Corp.	156,858	$ 36,017,734
Illumina, Inc.(1)	22,309	4,387,065
Lonza Group AG(1)	22,692	14,232,542
Thermo Fisher Scientific, Inc.	82,965	42,184,384
Waters Corp.(1)	37,059	9,309,962
		$ 106,131,687
Managed Health Care — 10.3%
Centene Corp.(1)	164,203	$ 10,247,909
Humana, Inc.	37,671	18,905,945
UnitedHealth Group, Inc.	152,035	74,077,533
		$ 103,231,387
Metal, Glass & Plastic Containers — 0.5%
AptarGroup, Inc.	44,675	$ 5,025,491
		$ 5,025,491
Pharmaceuticals — 40.3%
AstraZeneca PLC	352,194	$ 51,297,245
Bristol-Myers Squibb Co.	490,258	31,592,226
Eli Lilly & Co.	146,506	62,918,467
Johnson & Johnson	297,538	46,136,242
Merck & Co., Inc.	204,188	22,544,397
Novo Nordisk A/S, Class B	329,040	52,952,702
Pfizer, Inc.	359,209	13,657,126
Roche Holding AG PC	142,037	45,240,043
Royalty Pharma PLC, Class A	320,270	10,485,640
Sanofi	345,484	35,248,687
Zoetis, Inc.	188,079	30,658,758
		$ 402,731,533
Total Common Stocks (identified cost $611,650,328)		$ 967,502,638

Convertible Preferred Stocks — 0.1%
Security	Shares	Value
Biotechnology — 0.1%
Caris Life Sciences, Inc., Series D(1)(2)(3)	370,370	$ 507,407
Total Convertible Preferred Stocks (identified cost $3,000,000)		$ 507,407

Eaton Vance
Worldwide Health Sciences Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

Exchange-Traded Funds — 2.9%
Security	Shares	Value
Equity Funds — 2.9%
iShares Global Healthcare ETF	148,730	$ 12,353,513
SPDR S&P Biotech ETF(4)	194,177	16,295,334
Total Exchange-Traded Funds (identified cost $26,480,260)		$ 28,648,847

Short-Term Investments — 1.6%
Affiliated Fund — 0.0%(5)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 5.00%(6)	5,016	$ 5,016
Total Affiliated Fund (identified cost $5,016)		$ 5,016

Securities Lending Collateral — 1.6%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 5.11%(7)	16,339,975	$ 16,339,975
Total Securities Lending Collateral (identified cost $16,339,975)		$ 16,339,975
Total Short-Term Investments (identified cost $16,344,991)		$ 16,344,991
Total Investments — 101.3% (identified cost $657,475,579)		$1,013,003,883
Other Assets, Less Liabilities — (1.3)%		$ (13,004,600)
Net Assets — 100.0%		$ 999,999,283
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(3)	Restricted security.
(4)	All or a portion of this security was on loan at May 31, 2023. The aggregate market value of securities on loan at May 31, 2023 was $16,132,361 and the total market value of the collateral received by the Fund was $16,339,975, comprised of cash.
(5)	Amount is less than 0.05%.
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of May 31, 2023.
(7)	Represents investment of cash collateral received in connection with securities lending.
Country Concentration of Portfolio
Country	Percentage of Net Assets	Value
United States	68.7%	$687,375,102
Switzerland	8.7	86,733,480
United Kingdom	6.8	67,782,917
Denmark	5.3	52,952,702
France	3.5	35,248,687
Australia	2.0	20,185,286
Japan	1.7	16,969,421
Netherlands	0.9	8,567,725
Italy	0.8	8,539,716
Exchange-Traded Funds	2.9	28,648,847
Total Investments	101.3%	$1,013,003,883
Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate

Eaton Vance
Worldwide Health Sciences Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at May 31, 2023.
Restricted Securities
At May 31, 2023, the Fund owned the following security (representing 0.1% of net assets) which was restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Fund has limited registration rights with respect to this security. The value of restricted securities is determined based on valuations provided by brokers when available, or if not available, they are valued by the investment adviser as the Trustees' valuation designee.
Description	Date(s) of Acquisition	Shares	Cost	Value
Convertible Preferred Stocks
Caris Life Sciences, Inc., Series D	5/12/21, 9/23/21	370,370	$3,000,000	$507,407
Total Restricted Securities			$3,000,000	$507,407
Affiliated Investments
At May 31, 2023, the value of the Fund's investment in funds that may be deemed to be affiliated was $5,016, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended May 31, 2023 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$1,945,086	$65,468,140	$(67,408,210)	$ —	$ —	$5,016	$24,899	5,016
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At May 31, 2023, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Biotechnology	$103,952,282	$ 20,185,286	$ —	$ 124,137,568
Health Care Distributors	—	8,539,716	—	8,539,716
Health Care Equipment	132,043,464	9,885,867	—	141,929,331
Health Care Services	18,718,001	—	—	18,718,001
Health Care Supplies	22,713,475	22,249,438	—	44,962,913
Health Care Technology	—	12,095,011	—	12,095,011

Eaton Vance
Worldwide Health Sciences Fund
May 31, 2023
Portfolio of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Life Sciences Tools & Services	$ 91,899,145	$ 14,232,542	$ —	$ 106,131,687
Managed Health Care	103,231,387	—	—	103,231,387
Metal, Glass & Plastic Containers	5,025,491	—	—	5,025,491
Pharmaceuticals	217,992,856	184,738,677	—	402,731,533
Total Common Stocks	$695,576,101	$271,926,537**	$ —	$ 967,502,638
Convertible Preferred Stocks	$ —	$ —	$507,407	$ 507,407
Exchange-Traded Funds	28,648,847	—	—	28,648,847
Short-Term Investments:
Affiliated Fund	5,016	—	—	5,016
Securities Lending Collateral	16,339,975	—	—	16,339,975
Total Investments	$740,569,939	$271,926,537	$507,407	$1,013,003,883
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended May 31, 2023 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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